UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL VALUE FUND

FORM N-Q

JANUARY 31, 2017

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 2.5%
Honda Motor Co., Ltd.	261,020	$7,792,816	(a)

Hotels, Restaurants & Leisure - 2.0%
Carnival PLC	59,001	3,152,158	(a)
Whitbread PLC	67,860	3,355,854	(a)

Total Hotels, Restaurants & Leisure		6,508,012

Household Durables - 4.8%
Iida Group Holdings Co., Ltd.	333,017	6,223,002	(a)
Sony Corp.	187,718	5,705,456	(a)
TomTom NV	378,620	3,479,674	*(a)

Total Household Durables		15,408,132

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd.	866,245	2,760,124	(a)

TOTAL CONSUMER DISCRETIONARY		32,469,084

CONSUMER STAPLES - 3.9%
Beverages - 2.0%
Coca-Cola Amatil Ltd.	425,420	3,149,259	(a)
Diageo PLC	116,190	3,233,678	(a)

Total Beverages		6,382,937

Food Products - 1.9%
Danone SA	41,667	2,615,640	(a)
Marine Harvest ASA	200,373	3,549,331	(a)

Total Food Products		6,164,971

TOTAL CONSUMER STAPLES		12,547,908

ENERGY - 5.3%
Energy Equipment & Services - 1.0%
Amec Foster Wheeler PLC	553,610	3,111,420	(a)

Oil, Gas & Consumable Fuels - 4.3%
BP PLC	557,957	3,341,963	(a)
Gazprom PJSC, ADR	28,406	140,819	(a)
Gazprom PJSC, ADR	385,075	1,900,345
Royal Dutch Shell PLC, Class A Shares	182,220	4,950,383	(a)
Total SA	65,678	3,327,521	(a)

Total Oil, Gas & Consumable Fuels		13,661,031

TOTAL ENERGY		16,772,451

FINANCIALS - 22.4%
Banks - 12.5%
Banco Santander SA	1,316,749	7,349,501	(a)
Barclays PLC	1,957,060	5,422,740	(a)
BNP Paribas SA	110,244	7,070,101	(a)
Chiba Bank Ltd.	263,810	1,723,207	(a)
China Construction Bank Corp., Class H Shares	7,237,462	5,380,280	(a)
Royal Bank of Scotland Group PLC	1,074,000	3,006,108	*(a)
Standard Chartered PLC	796,861	7,764,486	*(a)
Turkiye Garanti Bankasi A/S	941,470	2,075,266	(a)

Total Banks		39,791,689

Capital Markets - 6.1%
Credit Suisse Group AG, Registered Shares	310,570	4,714,450	*(a)
Daiwa Securities Group Inc.	1,051,422	6,709,278	(a)
Korea Investment Holdings Co., Ltd.	39,788	1,593,252	(a)
UBS Group AG, Registered Shares	403,876	6,541,940	(a)

Total Capital Markets		19,558,920

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Diversified Financial Services - 1.0%
Far East Horizon Ltd.	3,622,470	$3,321,927	(a)

Insurance - 2.8%
Aviva PLC	512,753	3,085,180	(a)
AXA SA	235,060	5,788,220	(a)

Total Insurance		8,873,400

TOTAL FINANCIALS		71,545,936

HEALTH CARE - 3.7%
Pharmaceuticals - 3.7%
Bayer AG, Registered Shares	25,486	2,816,551	(a)
H. Lundbeck A/S	78,383	3,361,951	*(a)
Novartis AG, Registered Shares	38,870	2,867,116	(a)
Sanofi	34,543	2,813,943	(a)

TOTAL HEALTH CARE		11,859,561

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.3%
Safran SA	60,296	4,090,646	(a)

Building Products - 1.8%
Tarkett SA	144,071	5,610,533	(a)

Commercial Services & Supplies - 3.2%
G4S PLC	1,605,372	5,158,824	(a)
Shanks Group PLC	4,137,542	4,962,752	(a)

Total Commercial Services & Supplies		10,121,576

Construction & Engineering - 1.6%
Bouygues SA	143,715	5,248,450	(a)

Electrical Equipment - 1.0%
Sensata Technologies Holding NV	74,150	3,110,592	*

Machinery - 1.2%
CIMC Enric Holdings Ltd.	4,193,760	2,325,431	(a)
CNH Industrial NV	174,650	1,564,864

Total Machinery		3,890,295

Marine - 1.8%
A.P. Moller - Maersk A/S, Class B Shares	3,487	5,838,323	(a)

Professional Services - 1.7%
Adecco Group AG, Registered Shares	75,512	5,388,070	(a)

Road & Rail - 1.0%
Europcar Groupe SA	309,230	3,276,988	*(a)(b)

TOTAL INDUSTRIALS		46,575,473

INFORMATION TECHNOLOGY - 9.4%
Electronic Equipment, Instruments & Components - 4.4%
Hitachi Ltd.	998,202	5,699,059	(a)
LG Display Co., Ltd., ADR	210,111	2,832,296
TDK Corp.	75,945	5,447,206	(a)

Total Electronic Equipment, Instruments & Components		13,978,561

IT Services - 2.4%
Cielo SA	216,190	1,817,420
Indra Sistemas SA	296,387	3,265,290	*(a)
Travelsky Technology Ltd., Class H Shares	1,098,187	2,465,583	(a)

Total IT Services		7,548,293

Semiconductors & Semiconductor Equipment - 1.1%
Ambarella Inc.	70,130	3,479,149	*

Software - 0.4%
Capcom Co., Ltd.	69,636	1,471,016	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co., Ltd.	2,141	$3,633,217	(a)

TOTAL INFORMATION TECHNOLOGY		30,110,236

MATERIALS - 19.4%
Chemicals - 5.3%
Akzo Nobel NV	77,683	5,276,213	(a)
BASF SE	60,520	5,855,544	(a)
Incitec Pivot Ltd.	1,997,000	5,822,414	(a)

Total Chemicals		16,954,171

Construction Materials - 3.7%
Cemex SAB de CV, Participation Certificates, ADR	412,110	3,816,139
HeidelbergCement AG	28,636	2,755,019	(a)
Wienerberger AG	281,652	5,431,119	(a)

Total Construction Materials		12,002,277

Containers & Packaging - 0.9%
Greatview Aseptic Packaging Co., Ltd.	6,231,800	2,959,938	(a)

Metals & Mining - 8.7%
Newcrest Mining Ltd.	216,540	3,578,574	(a)
Norsk Hydro ASA	389,375	2,221,569	(a)
Novagold Resources Inc.	539,420	2,860,325	*
POSCO	17,640	4,098,496	(a)
Rio Tinto Ltd.	165,660	8,360,986	(a)
ThyssenKrupp AG	262,059	6,603,006	(a)

Total Metals & Mining		27,722,956

Paper & Forest Products - 0.8%
Duratex SA	1,048,574	2,509,044	*

TOTAL MATERIALS		62,148,386

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
ICADE	41,200	2,916,951	(a)

Real Estate Management & Development - 1.1%
Leopalace21 Corp.	596,430	3,416,263	(a)

TOTAL REAL ESTATE		6,333,214

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
Deutsche Telekom AG, Registered Shares	161,659	2,820,132	(a)
Koninklijke KPN NV	959,195	2,764,291	(a)
KT Corp.	100,064	2,530,904	(a)

TOTAL TELECOMMUNICATION SERVICES		8,115,327

TOTAL COMMON STOCKS (Cost - $288,816,057)		298,477,576

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Itau Unibanco Holding SA, ADR	176,873	2,088,870

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $289,937,396)		300,566,446

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.4%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $13,964,073)	0.424%	13,964,073	$13,964,073

TOTAL INVESTMENTS - 98.4% (Cost - $303,901,469#)			314,530,519
Other Assets in Excess of Liabilities - 1.6%			5,167,874

TOTAL NET ASSETS - 100.0%			$319,698,393

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Energy	$1,900,345	$14,872,106	—	$16,772,451
Industrials	4,675,456	41,900,017	—	46,575,473
Information Technology	8,128,865	21,981,371	—	30,110,236
Materials	9,185,508	52,962,878	—	62,148,386
Other Common Stocks	—	142,871,030	—	142,871,030
Preferred Stocks	2,088,870	—	—	2,088,870

Total Long-Term Investments	25,979,044	274,587,402	—	300,566,446

Short-Term Investments†	13,964,073	—	—	13,964,073

Total Investments	$39,943,117	$274,587,402	—	$314,530,519

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2017, securities valued at $274,587,402 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,386,619
Gross unrealized depreciation	(22,757,569)

Net unrealized appreciation	$10,629,050

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2017